UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22466

GAI Agility Income Fund (formerly, ASGI Agility Income Fund)
 (Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
                                                        Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

 Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                                                     Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund (formerly known as ASGI Agility Income Fund)

Schedule of Investments (unaudited)
As of December 31, 2014

Strategy	Investments	Shares	Cost	Fair Value
Mutual Funds - 32.46% Equity - 16.29%
	Lazard Global Listed Infrastructure Portfolio	2,292,518	$29,759,331	$31,453,347
	The GMO Quality Fund	1,781,445	41,838,705	39,886,561
				71,339,908
Fixed Income - 16.17%
	Federated Bond Fund	2,131,280	19,890,624	20,034,034
	Harbor High-Yield Bond Fund	1,712,895	18,514,970	17,591,437
	Stone Harbor Emerging Market Debt Fund	2,718,876	29,685,641	27,705,345
	Stone Harbor Local Market Fund	642,505	6,255,829	5,499,847
				70,830,663
Offshore Funds - 47.50%
Diversified/Multi-Strategy - 7.79%
	York Total Return Unit Trust*		29,500,000	34,094,552
Fixed Income - 37.12%
	Arrowpoint Income Opportunity Fund, Ltd.		21,654,733	24,481,496
	Beach Point Dynamic Income Offshore Fund Ltd.		36,000,000	39,108,891
	Good Hill Overseas Fund Ltd.		31,000,000	33,166,004
	Halcyon Senior Loan Fund I Offshore Ltd.		31,481,365	32,575,067
	Serengeti Segregated Portfolio Company, Ltd.		33,000,000	33,257,839
				162,589,297
Reinsurance - 2.59%
	AQR Risk Balanced Reinsurance Fund Ltd.		10,519,455	11,351,718
Total Investments (Cost $339,100,653**) - 79.96%				350,206,138
Other Assets and Liabilities, net - 20.04%				87,792,261
Net Assets - 100.00%				$437,998,399

Percentages shown are stated as a percentage of net assets as of December 31, 2014.

*	Non-income producing securities.

**	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2014, as computed for federal tax purposes, were as follows:

Aggregate cost	$354,831,471

Gross unrealized appreciation	$2,516,422
Gross unrealized depreciation	(7,141,755)
Net unrealized depreciation	$(4,625,333)

GAI Agility Income Fund (formerly known as ASGI Agility Income Fund)

Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Equity	20.37%
Fixed Income	20.23
Total Mutual Funds Offshore Funds	40.60
Fixed Income	46.43
Diversified/Multi-Strategy	9.73
Reinsurance	3.24
Total Offshore Funds	59.40
100.00%

Equity Swaps Outstanding as of December 31, 2014:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	HTUSDVYY Index	Buy	1-month USD-	Pay	10/5/2015	$40,461,545	$4,025,404
			LIBOR_BBA
Credit Suisse International	The Cushing 30 MLP	Buy	1-month USD-	Pay	10/5/2015	27,292,820	(2,385,979)
	Index		LIBOR_BBA
Morgan Stanley Capital	The Cushing 30 MLP	Buy	Fed Funds	Pay	9/30/2015	24,299,303	(2,588,912)
Services Inc.	Index		effective
							$(949,487)

Net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three months ended December 31, 2014 were as follows:

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(3,213,940)

GAI Agility Income Fund (formerly known as ASGI Agility Income Fund)

Schedule of Investments (unaudited) (continued)
As of December 31, 2014

Fair Value Measurements

The GAI Agility Income Fund (formerly known as ASGI Agility Income Fund) (the "Fund") measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").

Through October 31, 2014, the Fund's legal name was ASGI Agility Income Fund and Alternative Strategies Group, Inc. (the "Adviser") served as the Fund's Adviser. Effective November 1, 2014 (the "Effective Date"), the Adviser was renamed as Wells Fargo Investment Institute, Inc. ("WFII"). The Adviser's Global Alternative Investments ("GAI") division is responsible for continuing to manage the Fund under the advisory agreement. There was no change in control of the Adviser as a result of the changes. In conjunction with such changes at the Adviser, the Fund's legal name was changed as of the Effective Date.

The Adviser considers subscription and redemption rights, including any restrictions on the disposition of the interest, in its determination of the fair value of investments in Investment Funds. Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of period end. All other investments in Investment Funds are classified as Level 3.

The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

GAI Agility Income Fund (formerly known as ASGI Agility Income Fund)

Schedule of Investments (unaudited) (continued)
As of December 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2014 is as follows:

Description	Total Fair Value at December 31, 2014	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Mutual Funds
Equity	$71,339,908	$71,339,908	$–	$–
Fixed Income	70,830,663	70,830,663	–	–
Offshore Funds
Diversified/Multi-Strategy	34,094,552	–	34,094,552	–
Fixed Income	162,589,297	–	112,016,098	50,573,199
Reinsurance	11,351,718	–	–	11,351,718

Liabilities
Equity Swaps
Index	(949,487)	–	(949,487)	–
Total Investments	$349,256,651	$142,170,571	$145,161,163	$61,924,917

There were no transfers between Level 1 and Level 2 during the three month period ended December 31, 2014.

The following is a reconciliation of Level 3 investments for which the Fund cannot redeem its investment within 90 days of period end:

	Balance, as of October 1, 2014	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	(Sales)	Transfers into Level 3	Transfers out of Level 3	Balance, as of December 31, 2014
Investments in Investment Funds
Fixed Income	$46,814,543	$–	$578,865	$5,250,000	$–	$–	$(2,070,209)	$50,573,199
Reinsurance	17,539,125	430,270	(120,774)	–	(6,496,903)	–	–	11,351,718
Total	$64,353,668	$430,270	$458,091	$5,250,000	$(6,496,903)	$–	$(2,070,209)	$61,924,917

The following table is the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2014 related to Level 3 investments in Investment Funds still held by the Fund as of December 31, 2014:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Fixed Income	$508,656
Reinsurance	(120,774)
Total	$387,882

GAI Agility Income Fund (formerly known as ASGI Agility Income Fund)

Schedule of Investments (unaudited) (continued)
As of December 31, 2014

All transfers out of Level 3 during the period were due to expiry of lock-up terms on certain Investment Funds and a portion of the Fund's investment in these Investment Funds now being available for withdrawal within 90 days of period end.

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment. A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi- annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the three month period ended December 31, 2014. The Fund had no unfunded capital commitments as of December 31, 2014.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of
December 31, 2014:

Diversified/Multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Please refer to the September 30, 2014 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/24/2015

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/24/2015

* Print the name and title of each signing officer under his or her signature.